FDIC loss share asset and true up payment obligation (Tables)	12 Months Ended
Dec. 31, 2015
FDIC Indemnification Asset Roll Forward [Table Text Block]
	Years ended December 31,
(In thousands)	2015	2014	2013
Balance at beginning of year	$542,454	$909,414	$1,382,335
Amortization of loss share indemnification asset	(66,238)	(189,959)	(161,635)
Reversal of accelerated amortization	-	12,492	-
Credit impairment losses to be covered under loss sharing agreements	15,658	32,038	60,454
Reimbursable expenses	73,205	58,117	50,985
Decrease due to reciprocal accounting on amortization of contingent liability
on unfunded commitments	-	-	(473)
Net payments from FDIC under loss sharing agreements	(247,976)	(256,498)	(396,223)
Other adjustments attributable to FDIC loss sharing agreements	(6,882)	(23,150)	(26,029)
Balance at end of period	$310,221	$542,454	$909,414

FDIC
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
(In thousands)	December 31, 2015	December 31, 2014
Carrying amount (fair value)	$119,745	$129,304
Undiscounted amount	$168,692	$187,238